THE ADVISORS’ INNER CIRCLE FUND II	CHAMPLAIN SMALL COMPANY FUND
MARCH 31, 2026 (Unaudited)

SCHEDULE OF INVESTMENTS

COMMON STOCK — 96.0%#

	Shares	Value
CONSUMER DISCRETIONARY — 9.7%
Brinker International *	73,000	$10,422,210
Cava Group *	180,000	14,562,000
First Watch Restaurant Group *	288,000	3,018,240
Floor & Decor Holdings, Cl A *	250,000	12,700,000
OneSpaWorld Holdings	358,000	8,216,100
Planet Fitness, Cl A *	53,000	3,942,140
Shake Shack, Cl A *	76,000	6,723,720
Valvoline *	470,000	15,829,600
Wingstop	68,000	10,537,960
Wyndham Hotels & Resorts	173,000	14,052,790
		100,004,760
CONSUMER STAPLES — 3.7%
Celsius Holdings *	436,890	15,500,857
elf Beauty *	159,000	9,636,990
Sprouts Farmers Market *	167,085	12,887,266
		38,025,113
ENERGY — 3.5%
Cactus, Cl A	300,000	14,211,000
Matador Resources	348,000	21,986,640
		36,197,640
FINANCIALS — 22.0%
AMERISAFE	179,000	5,966,070
Baldwin Insurance Group, Cl A *	472,000	10,355,680
BancFirst	104,000	11,284,000
Central BanCo, Cl A	658,000	15,759,100
Commerce Bancshares	264,000	12,988,800
Cullen/Frost Bankers	111,000	15,215,880
First Financial Bankshares	532,000	15,667,400
German American Bancorp	301,000	12,578,790
Hamilton Lane, Cl A	131,000	13,021,400
MarketAxess Holdings	96,000	15,838,080
Nicolet Bankshares	58,000	8,619,960
Palomar Holdings *	148,000	17,686,000

1

THE ADVISORS’ INNER CIRCLE FUND II	CHAMPLAIN SMALL COMPANY FUND
MARCH 31, 2026 (Unaudited)

COMMON STOCK — continued

	Shares	Value
FINANCIALS — continued
PJT Partners, Cl A	98,000	$13,692,560
RLI	209,000	11,921,360
Skyward Specialty Insurance Group *	346,000	15,113,280
Stock Yards Bancorp	155,000	10,274,950
StoneX Group *	247,500	19,960,875
		225,944,185
HEALTH CARE — 15.0%
AtriCure *	442,000	12,610,260
Bruker	275,000	9,933,000
Caris Life Sciences *	556,000	9,941,280
Glaukos *	145,000	15,610,700
Globus Medical, Cl A *	163,000	14,044,080
HeartFlow *	280,000	6,812,400
Inspire Medical Systems *	75,000	3,868,500
Masimo *	50,000	8,893,500
Merit Medical Systems *	131,000	9,029,830
Penumbra *	62,000	20,358,940
PROCEPT BioRobotics *	517,000	12,930,170
Repligen *	82,000	9,661,240
SI-BONE *	416,000	5,254,080
Veracyte *	131,000	4,219,510
Vericel *	347,000	11,162,990
		154,330,480
INDUSTRIALS — 25.3%
AAON	201,000	16,632,750
AeroVironment *	57,000	10,433,850
Bloom Energy, Cl A *	83,000	11,245,670
Brady, Cl A	64,000	5,199,360
CSW Industrials	74,000	19,282,920
Enerpac Tool Group, Cl A	364,000	13,275,080
Esab	195,000	18,848,700
JBT Marel	71,500	9,142,705
Kadant	59,000	17,248,650
Kratos Defense & Security Solutions *	101,825	7,179,681

2

THE ADVISORS’ INNER CIRCLE FUND II	CHAMPLAIN SMALL COMPANY FUND
MARCH 31, 2026 (Unaudited)

COMMON STOCK — continued

	Shares	Value
INDUSTRIALS — continued
Modine Manufacturing *	54,000	$11,702,340
MSA Safety	115,500	18,936,225
RB Global	168,000	16,102,800
RBC Bearings *	16,000	8,689,920
Simpson Manufacturing	115,000	19,736,300
SPX Technologies *	104,000	20,793,760
Standex International	81,000	20,643,660
Transcat *	98,000	7,198,100
Watts Water Technologies, Cl A	24,500	7,112,105
		259,404,576
INFORMATION TECHNOLOGY — 14.9%
Alkami Technology *	659,000	10,326,530
Braze, Cl A *	559,000	13,197,990
Commvault Systems *	172,000	13,397,080
Credo Technology Group Holding *	52,000	4,881,240
Everpure, Cl A *	291,000	17,180,640
Gitlab, Cl A *	428,000	9,261,920
Novanta *	177,000	20,905,470
Nutanix, Cl A *	513,980	19,536,380
Ralliant	283,000	11,769,970
Rambus *	162,000	13,936,860
SentinelOne, Cl A *	1,027,000	13,227,760
SiTime *	15,000	5,180,250
		152,802,090
MATERIALS — 1.9%
Sensient Technologies	119,000	10,286,360
Solstice Advanced Materials	124,030	9,446,125
		19,732,485

TOTAL COMMON STOCK
(Cost $926,437,707)		986,441,329

3

THE ADVISORS’ INNER CIRCLE FUND II	CHAMPLAIN SMALL COMPANY FUND
MARCH 31, 2026 (Unaudited)

SHORT-TERM INVESTMENTS — 2.3%

	Shares	Value
Fidelity Investments - Money Market Treasury Only, Cl I, 3.530%	20,000,000	$20,000,000
Goldman Sachs Financial Square Treasury Instruments Fund, Institutional Shares, 3.580%	3,717,814	3,717,814
TOTAL SHORT-TERM INVESTMENTS
(Cost $23,717,814)		23,717,814
TOTAL INVESTMENTS — 98.3%
(Cost $950,155,521)		$1,010,159,143

Percentages are based on Net Assets of $1,027,152,124.

#	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.
*	Non-income producing security.
**	Rate reported is the 7-day effective yield as of March 31, 2026.

Cl — Class

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

CSC-QH-001-4300

4

THE ADVISORS’ INNER CIRCLE FUND II	CHAMPLAIN MID CAP FUND
MARCH 31, 2026 (Unaudited)

SCHEDULE OF INVESTMENTS

COMMON STOCK — 97.6%#

	Shares	Value
CONSUMER DISCRETIONARY — 10.3%
Cava Group *	371,000	$30,013,900
Chewy, Cl A *	965,000	26,055,000
Domino's Pizza	104,000	37,314,160
Floor & Decor Holdings, Cl A *	639,000	32,461,200
Planet Fitness, Cl A *	107,000	7,958,660
Tractor Supply	720,000	32,616,000
Wingstop	145,000	22,470,650
Wyndham Hotels & Resorts	368,000	29,892,640
		218,782,210
CONSUMER STAPLES — 3.0%
Celsius Holdings *	554,575	19,676,321
elf Beauty *	349,500	21,183,195
Sprouts Farmers Market *	313,840	24,206,479
		65,065,995
ENERGY — 4.7%
EOG Resources	391,000	56,526,870
Texas Pacific Land	92,000	43,659,520
		100,186,390
FINANCIALS — 18.0%
Arch Capital Group *	464,000	44,539,360
Brown & Brown	356,000	23,214,760
Commerce Bancshares	626,000	30,799,200
Cullen/Frost Bankers	227,000	31,117,160
Hamilton Lane, Cl A	291,000	28,925,400
Houlihan Lokey, Cl A	263,000	37,772,060
Kinsale Capital Group	78,000	26,649,480
LPL Financial Holdings	38,000	11,431,540
MSCI, Cl A	55,500	29,915,055
Ryan Specialty Holdings, Cl A	830,000	28,004,200
Toast, Cl A *	1,144,000	30,327,440
Tradeweb Markets, Cl A	527,000	62,006,820
		384,702,475

5

THE ADVISORS’ INNER CIRCLE FUND II	CHAMPLAIN MID CAP FUND
MARCH 31, 2026 (Unaudited)

COMMON STOCK — continued

	Shares	Value
HEALTH CARE — 15.9%
Agilent Technologies	225,000	$25,645,500
Bio-Techne	521,000	27,227,460
Cooper *	585,000	41,827,500
Edwards Lifesciences *	381,000	30,510,480
Mettler-Toledo International *	25,500	32,160,600
Penumbra *	118,500	38,911,845
Repligen *	191,000	22,503,620
STERIS PLC	104,000	22,997,520
Veeva Systems, Cl A *	270,500	47,516,030
Waters *	102,000	30,375,600
West Pharmaceutical Services	76,000	19,048,640
		338,724,795
INDUSTRIALS — 25.1%
AAON	412,000	34,093,000
AeroVironment *	67,000	12,264,350
AMETEK	157,000	33,654,520
Axon Enterprise *	69,000	29,303,610
Bloom Energy, Cl A *	89,000	12,058,610
Carlisle	114,000	38,032,680
Esab	317,000	30,641,220
Fastenal	1,035,000	48,024,000
Graco	277,000	23,448,050
IDEX	227,000	43,027,850
Karman Holdings *	290,000	23,214,500
Lincoln Electric Holdings	80,000	19,926,400
MSA Safety	141,000	23,116,950
Nordson	100,000	26,606,000
nVent Electric PLC	106,000	12,537,680
Veralto	263,000	23,254,460
Waste Connections	203,000	32,975,320
WW Grainger	35,000	38,178,350
Xylem	260,000	31,070,000
		535,427,550

6

THE ADVISORS’ INNER CIRCLE FUND II	CHAMPLAIN MID CAP FUND
MARCH 31, 2026 (Unaudited)

COMMON STOCK — continued

	Shares	Value
INFORMATION TECHNOLOGY — 20.6%
Akamai Technologies *	400,000	$45,940,000
Astera Labs *	115,000	12,604,000
Autodesk *	128,390	30,736,566
Credo Technology Group Holding *	123,000	11,546,010
Datadog, Cl A *	266,000	31,401,300
Everpure, Cl A *	518,410	30,606,926
Gitlab, Cl A *	1,023,000	22,137,720
MongoDB, Cl A *	80,000	19,581,600
Nutanix, Cl A *	1,035,000	39,340,350
Okta, Cl A *	481,000	37,859,510
Palo Alto Networks *	138,000	22,124,160
Procore Technologies *	530,000	30,210,000
Rubrik, Cl A *	473,000	23,162,810
Synopsys *	145,000	57,489,600
Zscaler *	167,505	23,499,277
		438,239,829

TOTAL COMMON STOCK
(Cost $1,875,816,898)		2,081,129,244

SHORT-TERM INVESTMENTS — 2.3%

Fidelity Investments - Money Market Treasury Only, Cl I, 3.530%	20,000,000	20,000,000
Goldman Sachs Financial Square Treasury Instruments Fund, Institutional Shares, 3.580%	28,207,138	28,207,138
TOTAL SHORT-TERM INVESTMENTS
(Cost $48,207,138)		48,207,138
TOTAL INVESTMENTS — 99.9%
(Cost $1,924,024,036)		$2,129,336,382

Percentages are based on Net Assets of $2,131,005,511.

#	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.
*	Non-income producing security.

7

THE ADVISORS’ INNER CIRCLE FUND II	CHAMPLAIN MID CAP FUND
MARCH 31, 2026 (Unaudited)

**	Rate reported is the 7-day effective yield as of March 31, 2026.

Cl — Class

PLC — Public Limited Company

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

CSC-QH-002-3600

8

THE ADVISORS’ INNER CIRCLE FUND II	CHAMPLAIN STRATEGIC FOCUS FUND
MARCH 31, 2026 (Unaudited)

SCHEDULE OF INVESTMENTS

COMMON STOCK — 98.5%#

	Shares	Value
CONSUMER DISCRETIONARY — 1.4%
Wingstop	320	$49,590

CONSUMER STAPLES — 1.1%
elf Beauty *	655	39,699

ENERGY — 5.8%
EOG Resources	525	75,899
Texas Pacific Land	272	129,081
		204,980
FINANCIALS — 10.5%
MSCI, Cl A	225	121,278
Ryan Specialty Holdings, Cl A	3,615	121,970
Tradeweb Markets, Cl A	1,120	131,779
		375,027
HEALTH CARE — 11.9%
Mettler-Toledo International *	100	126,120
Veeva Systems, Cl A *	1,185	208,157
Waters *	300	89,340
		423,617
INDUSTRIALS — 38.9%
AMETEK	725	155,411
Axon Enterprise *	230	97,679
Carlisle	330	110,095
Esab	1,660	160,456
Fastenal	4,550	211,120
IDEX	1,250	236,937
Nordson	665	176,930
Veralto	1,425	125,998
Waste Connections	670	108,835
		1,383,461
INFORMATION TECHNOLOGY — 28.9%
Autodesk *	440	105,336

9

THE ADVISORS’ INNER CIRCLE FUND II	CHAMPLAIN STRATEGIC FOCUS FUND
MARCH 31, 2026 (Unaudited)

COMMON STOCK — continued

	Shares	Value
INFORMATION TECHNOLOGY — continued
Datadog, Cl A *	625	$73,781
Everpure, Cl A *	2,125	125,460
MongoDB, Cl A *	415	101,580
Nutanix, Cl A *	2,850	108,328
Okta, Cl A *	1,350	106,258
ServiceNow *	950	99,323
Synopsys *	500	198,240
Zscaler *	775	108,725
		1,027,031

TOTAL COMMON STOCK
(Cost $3,675,753)		3,503,405

SHORT-TERM INVESTMENT — 1.4%

Fidelity Investments - Money Market Treasury Only, Cl I, 3.530%	49,450	49,450
TOTAL CASH EQUIVALENT
(Cost $49,450)		49,450
TOTAL INVESTMENTS — 99.9%
(Cost $3,725,203)		$3,552,855

Percentages are based on Net Assets of $3,557,445.

#	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.
*	Non-income producing security.
**	Rate reported is the 7-day effective yield as of March 31, 2026.

Cl — Class

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

CSC-QH-003-0500

10